PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consists of the following at:

	December 31,
	2010	2011
Film projection equipment	5,778,810	14,326,138
Furniture and office equipment	561,942	1,153,175
Transportation equipment	545,443	670,068
Leasehold improvements	10,202,639	26,015,895

	17,088,834	42,165,276
Less: accumulated depreciation	(2,590,530)	(5,113,981)

	14,498,304	37,051,295
Construction in progress	—	3,157,152

Property and equipment, net	14,498,304	40,208,447

        Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was $143,001, $840,677 and $2,032,836, respectively.